Provision for tax, civil and labor risks (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
I C M S [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	R$ 87,661	R$ 64,088
P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	131,271	157,121
Other Relevant Contingencies [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	103,063	178,466
Provision For Civil Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	18,627,512	15,343,060
Other provision fair value	92,832	130,848
Estimated financial effect of contingent liabilities	2,240,847	1,838,183
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	16,082,532	13,247,512
Provision For Tax [Member] | Brazilian Federal Revenue [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 837,060	779,018
Provision For Tax [Member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company discusses alleged differences charged under PIS/COFINS on (i) sales of seasoned meats, pasta and pies; (ii) presumed ICMS credits; (iii) disallowances of presumed credits from agro-industrial activities; (iv) credit disallowance on freight on transfer; (v) disallowances of credits for various inputs and services in view of the restriction by the Receita Federal do Brasil (“RFB”) on the concept of inputs; extemporaneous and other credits, totaling R$8,740,838 (R$7,055,855 on December 31, 2022).
Provision For Tax [Member] | I C M S [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company is involved in disputes processes totaling R$4,042,445 (R$3,163,037 as of December 31, 2022) related to: (i) non-acceptance of ICMS credits in interstate sales from states that unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$17,464 (R$24,370 as of December 31, 2022); (ii) lack of evidence of exports in the amount of R$67,766 (R$77,163 as of December 31, 2022); (iii) infraction notices from State of Rio de Janeiro, for the period from 2014 to 2018, related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$680,058 (R$621,261 as of December 31, 2022); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$306,060 (R$276,521 as of December 31, 2022); (v) infraction notice about ICMS in Goiás relating to the disallowance of ICMS credit for the acquisition of inputs as the Tax Authorities understand that the Company made outflows subject to non-incidence, in the amount of R$210,876 (R$190,198 as of December 31, 2022); and (vi) R$2,760,221 (R$1,973,524 on December 31, 2022) related to other claims, highlighting the debts related to (a) supposed differences in tax substitution in the amount of R$673,579; (b) disallowance of presumed ICMS credit arising from tax benefit provided for in PRODEPE due to alleged non-compliance with ancillary obligations in the amount of R$309,704; (c) disallowance of presumed credit on transfers as the Tax Authorities understand that the PRODEIC benefit only applies to sales transactions in the amount of R$220,523; (d) disallowance of ICMS credit on entries for transfer of goods intended for commercialization on the grounds that the calculation basis used would have been higher than the production cost defined in complementary law 87/96 (art. 13, § 4) in the amount of R$239,020 and (e) disallowance of ICMS credit on intermediate materials that the Tax Authorities classified as use and consumption in the amount of R$ 273,644.
Provision For Tax [Member] | I P I Federal V A T [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes administratively and judicially the denial of compensation of presumed IPI credits resulting from purchases of duty-free goods and secondary items. Such discussed cases totaled the amount of R$ 168,212 (R$187,371 as of December 31, 2022).
Provision For Tax [Member] | I N S S Brazilian Social Security [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$ 671,699 (R$482,687 as of December 31, 2022).
Provision For Tax [Member] | Other Relevant Contingencies [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the isolated fine for alleged non-compliance with ancillary obligations, customs fine on importation, alleged lack of proof of drawback, disallowance of reinstatement credit, and alleged differences in property tax, fees and services tax totaling R$153,469 (R$171,153 as of December 31, 2022).
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 1,468,810	1,408,391
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 304,133	R$ 257,365